General and Administration (Schedule of General And Administrative Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
General and Administration [abstract]
General and administration	$ 22,315	$ 21,088
Workers' participation	1,477	1,400
General and administrative subtotal	23,792	22,488
Share-based payments	6,013	3,701
Total general and administrative expense	$ 29,805	$ 26,189